Borrowings (Details 4) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Balance at the beginning of the year	$ 564,991,000,000	$ 670,906,000,000
Borrowings	7,058,000,000	0	$ 0
Payment of borrowings	39,849,000,000	40,601,000,000	6,015,000,000
Collection / (Payment) of short term loans, net	4,028,000,000	3,779,000,000
Interests paid	(14,352,000,000)	(28,769,000,000)
Deconsolidation (see Note 4)	(425,321,000,000)	(143,355,000,000)
Accrued interests	11,870,000,000	30,731,000,000
Cumulative translation adjustment and exchange differences, net	(43,904,000,000)	89,760,000,000
Inflation adjustment	(2,724,000,000)	(1,498,000,000)
Balance at the end of the year	$ 62,133,000,000	$ 564,991,000,000	$ 670,906,000,000